CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN DEFICIT - 6 months ended Jun. 30, 2015 - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid-in Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Accumulated Deficit	Total LDK Solar CO., Ltd. Shareholders' Deficit	Non- controlling Interests
Balance at Dec. 31, 2014	$ (2,312,367)	$ 24,187	$ 853,908	$ 75,780	$ 212,126	$ (3,478,498)	$ (2,312,497)	$ 130
Balance (in shares) at Dec. 31, 2014	241,868,739	241,868,739
Net loss	$ (142,234)	$ 0	0	0	0	(141,167)	(141,167)	(1,067)
Foreign currency translation adjustment, net of nil tax	(1,765)	0	0	0	(1,770)	0	(1,770)	5
Issuance of shares of a subsidiary (Note 9(i))	3,064	$ 0	0	0	0	0	0	3,064
Issuance of new shares, net of nil related expense (in shares)		75,805,949
Issuance of new shares, net of nil related expense	10,724	$ 7,581	3,143	0	0	0	10,724	0
Cancellation of shares (in shares)		(5,902,590)
Cancellation of shares	0	$ (591)	591	0	0	0	0	0
Share-based compensation	$ 2,672	$ 0	2,672	0	0	0	2,672	0
Balance (in shares) at Jun. 30, 2015	311,772,098	311,772,098
Balance at Jun. 30, 2015	$ (2,439,906)	$ 31,177	$ 860,314	$ 75,780	$ 210,356	$ (3,619,665)	$ (2,442,038)	$ 2,132